Derivative Instruments - Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Derivative Instrument Detail [Abstract]
Gains (losses) recognized in earnings related discontinuance of cash flow hedges	$ 41